Summary of Significant Accounting Policies - Schedule of Fair Value Measurements of Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Warrant liabilities:
Warrant liabilities	$ 288	$ 500
Level 1 [Member]
Warrant liabilities:
Warrant liabilities	288
Level 2 [Member]
Warrant liabilities:
Warrant liabilities
Level 3 [Member]
Warrant liabilities:
Warrant liabilities		$ 500